Changes in Accounting Policies - Reconciliation of the Commitments to the Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Commitments [Abstract]
Transportation and Storage	$ 21,499		$ 23,341
Real Estate	852		1,831
Capital Commitments			24
Other Long-Term Commitments	354		490
Total Payments	22,705		25,686
Non-Lease Components			(1,143)
Agreements that do not Contain a Lease			(22,811)
Lease Agreements with Assets not yet Available for Use			(507)
Short-Term Leases			(8)
Provision Previously Recognized under IAS 37			1,064
Finance Lease Liabilities under IAS 17			4
Lease Liabilities Commitments as at December 31, 2018			2,285
Impact of Discounting			$ (791)
Lease Liability as at January 1, 2019	$ 1,916	$ 1,494